General	6 Months Ended
Jun. 30, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

Alarum Technologies Ltd. (formerly known as Safe-T Group Ltd. and collectively referred to with its wholly-owned subsidiaries as the “Company” or “Alarum”) is a global provider of internet access solutions to consumers and enterprises.

The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange (“TASE”) and the Company’s American Depositary Shares (“ADSs”) are listed on the Nasdaq Capital Market.

The Company currently operates in two segments. The segments include enterprise internet access solutions and consumer internet access solutions. For further information regarding the sale of the Company’s enterprise cybersecurity activity after the statement of financial position date, see Note 11.

The Company’s enterprise internet access solutions are provided through the Company’s wholly-owned subsidiary NetNut Ltd. (“NetNut”) and enable customers to collect data anonymously at any scale from any public sources over the web using a unique hybrid network. The Company’s consumer internet access solutions are provided through the Company’s wholly-owned subsidiary CyberKick Ltd. (“CyberKick”), and provide a wide security blanket against ransomware, viruses, phishing, and other online threats as well as a powerful, secured and encrypted connection, masking the customers online activity and keeping them safe from hackers. For further information regarding the scale down of the Company’s consumer internet access segment, see Note 4.

The Company has suffered recurring losses from operations, has an accumulated deficit as of June 30, 2023, as well as cash outflows from operating activities in recent years. The Company monitors its cash flow projections on a current basis and takes active measures to obtain funding if it requires it to continue its operations. These cash flow projections are subject to various risks and uncertainties concerning their fulfilment. These factors and the risk inherent in the Company’s operations may cast significant doubt on the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty. Management’s plans include the continued monitoring of operations with the emphasis on profitability in order to generate positive cash flow and when necessary, also raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances, however, that the Company will be successful in obtaining the level of profitability or financing needed for its operations. If the Company is unsuccessful in generating positive cash flow and raising capital, it may need to reduce activities, curtail or cease operations.